SUPPLEMENT DATED MARCH 8, 2023

TO THE PROSPECTUSES DATED MAY 2, 2022

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account	Variable Annuity Account Five
Polaris Variable Annuity	Seasons Select II Variable Annuity
Polaris II Variable Annuity
Polaris Advisory Variable Annuity	Variable Annuity Account Seven
Polaris Choice II Variable Annuity	Polaris II A-Class Variable Annuity
Polaris Choice III Variable Annuity	Polaris II A-Class Platinum Series Variable Annuity
Polaris Choice IV Variable Annuity	Polaris Platinum O-Series Variable Annuity
Polaris Platinum II Variable Annuity
Polaris Platinum III Variable Annuity	Variable Annuity Account Ten
Polaris Preferred Solution Variable Annuity	Advanced Outcomes Annuity
Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC Separate Account A

Polaris Platinum Elite Variable Annuit

This supplement updates certain information in the most recent prospectuses. You should read this supplement in conjunction with your prospectus and retain for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the prospectuses.

The SECURE 2.0 Act OF 2022 (“SECURE 2.0”) was passed on December 29, 2022, as part of larger appropriations legislation. SECURE 2.0 includes many provisions affecting Qualified Contracts. Some of the provisions effective January 1, 2023 include:

●	A change to the age at which you must begin taking your Required Minimum Distributions (“RMDs”) from your tax-qualified contract. The updated RMD ages are:

•	Age 73 if you were born January 1, 1951 or later.
•	Age 72 if you were born on or after July 1, 1949, and before January 1, 1951.
•	Age 70 1⁄2 if you were born before July 1, 1949.

The RMD eligible age is due to increase to age 75 after December 31, 2032.

If you were required to begin RMDs prior to January 1, 2023, you will still be required to continue taking your RMDs as scheduled.

You should consult with your financial professional or personal tax advisor if you are impacted by these changes.